SHARE BASED PAYMENTS (Details 2)	9 Months Ended
Sep. 30, 2023 $ / shares shares
Statement [Line Items]
Options Outstanding | shares	259,917
Weighted Average Remaining Life In Years	4 years 7 months 6 days
Exercise Price | $ / shares	$ 5.15
Exercise Price Range 1 [Member]
Statement [Line Items]
Options Outstanding | shares	85
Weighted Average Remaining Life In Years	1 year 10 months 24 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	Aug. 25, 2025
Exercise Price Range 2 [Member]
Statement [Line Items]
Options Outstanding | shares	328
Weighted Average Remaining Life In Years	2 years 4 months 13 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	Feb. 10, 2026
Exercise Price Range 3 [Member]
Statement [Line Items]
Options Outstanding | shares	2
Weighted Average Remaining Life In Years	2 years 7 months 24 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	May 23, 2026
Exercise Price Range 4 [Member]
Statement [Line Items]
Options Outstanding | shares	3,665
Weighted Average Remaining Life In Years	2 years 8 months 23 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Jun. 24, 2026
Exercise Price Range 5 [Member]
Statement [Line Items]
Options Outstanding | shares	1,122
Weighted Average Remaining Life In Years	2 years 9 months 3 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Jul. 02, 2026
Exercise Price Range 6 [Member]
Statement [Line Items]
Options Outstanding | shares	250
Weighted Average Remaining Life In Years	2 years 10 months 20 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Aug. 20, 2026
Exercise Price Range 7 [Member]
Statement [Line Items]
Options Outstanding | shares	375
Weighted Average Remaining Life In Years	3 years 4 months 2 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Jan. 31, 2027
Exercise Price Range 8 [Member]
Statement [Line Items]
Options Outstanding | shares	250
Weighted Average Remaining Life In Years	3 years 5 months 1 day
Exercise Price | $ / shares	$ 315.95
Expiry Date	Mar. 03, 2027
Exercise Price Range 9 [Member]
Statement [Line Items]
Options Outstanding | shares	25,000
Weighted Average Remaining Life In Years	3 years 6 months 10 days
Exercise Price | $ / shares	$ 7.20
Expiry Date	Apr. 12, 2027
Exercise Price Range 10 [Member]
Statement [Line Items]
Options Outstanding | shares	25,000
Weighted Average Remaining Life In Years	3 years 10 months 9 days
Exercise Price | $ / shares	$ 3.60
Expiry Date	Aug. 10, 2027
Exercise Price Range 11 [Member]
Statement [Line Items]
Options Outstanding | shares	9,750
Weighted Average Remaining Life In Years	4 years
Exercise Price | $ / shares	$ 2.40
Expiry Date	Sep. 30, 2027
Exercise Price Range 12 [Member]
Statement [Line Items]
Options Outstanding | shares	5,625
Weighted Average Remaining Life In Years	4 years 3 days
Exercise Price | $ / shares	$ 2.48
Expiry Date	Oct. 01, 2027
Exercise Price Range 13 [Member]
Statement [Line Items]
Options Outstanding | shares	20,479
Weighted Average Remaining Life In Years	4 years 1 month 2 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Oct. 31, 2027
Exercise Price Range 14 [Member]
Statement [Line Items]
Options Outstanding | shares	33
Weighted Average Remaining Life In Years	4 years 1 month 6 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	Nov. 03, 2027
Exercise Price Range 15 [Member]
Statement [Line Items]
Options Outstanding | shares	68,123
Weighted Average Remaining Life In Years	4 years 2 months 1 day
Exercise Price | $ / shares	$ 2.60
Expiry Date	Dec. 01, 2027
Exercise Price Range 16 [Member]
Statement [Line Items]
Options Outstanding | shares	11,250
Weighted Average Remaining Life In Years	4 years 6 months
Exercise Price | $ / shares	$ 5.40
Expiry Date	Mar. 31, 2028
Exercise Price Range 17 [Member]
Statement [Line Items]
Options Outstanding | shares	80,099
Weighted Average Remaining Life In Years	5 years 7 months 28 days
Exercise Price | $ / shares	$ 3.64
Expiry Date	May 26, 2029
Exercise Price Range 18 [Member]
Statement [Line Items]
Options Outstanding | shares	3,311
Weighted Average Remaining Life In Years	6 years 1 month 9 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Nov. 07, 2029
Exercise Price Range 19 [Member]
Statement [Line Items]
Options Outstanding | shares	2,670
Weighted Average Remaining Life In Years	7 years 8 months 15 days
Exercise Price | $ / shares	$ 42.13
Expiry Date	Jun. 14, 2031
Exercise Price Range 20 [Member]
Statement [Line Items]
Options Outstanding | shares	2,500
Weighted Average Remaining Life In Years	8 years 1 month 24 days
Exercise Price | $ / shares	$ 39.28
Expiry Date	Nov. 23, 2031